1933 Securities Act File No. 33-73140
                                           1940 Securities Act File No. 811-8220


                      ING VP LARGE COMPANY VALUE PORTFOLIO

                        SUPPLEMENT DATED JANUARY 10, 2003
                                 TO THE CLASS S
                     ING VARIABLE PRODUCTS TRUST PROSPECTUS
                                DATED MAY 1, 2002


On January 7, 2003, the Board of Trustees of ING Funds approved a proposal to reorganize the following "Disappearing Portfolio" into the following "Surviving Portfolio" (the "Reorganization"):


       DISAPPEARING PORTFOLIO                             SURVIVING PORTFOLIO
       ----------------------                             -------------------
ING VP Large Company Value Portfolio                   ING VP MagnaCap Portfolio


The proposed Reorganization is subject to approval by shareholders of the Disappearing Portfolio. If shareholder approval is obtained, it is expected that the Reorganization would take place during the second quarter of 2003.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE